Other - Liquidity Facilities and Other Financing Arrangements - Puget Sound Energy (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,300.0
Purchase Power Contract
Debt Instrument [Line Items]
Posted Collateral	$ 64.5
Puget Sound Energy
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		1,400.0
Posted Collateral	64.5
Commercial Paper	140.0
Restricted Cash	70.4
Puget Sound Energy | Standby Letters of Credit
Debt Instrument [Line Items]
Current borrowing capacity of line of credit	8.0
Line of Credit Facility, Maximum Borrowing Capacity	300.0	210.0
Puget Sound Energy | Purchase Power Contract
Debt Instrument [Line Items]
Posted Collateral		12.0
Puget Sound Energy | Purchase Power Contract | Standby Letters of Credit | Purchase Power Contract 1
Debt Instrument [Line Items]
Current borrowing capacity of line of credit	60.0	58.5
Puget Sound Energy | Purchase Power Contract | Standby Letters of Credit | Purchase Power Contract 2
Debt Instrument [Line Items]
Current borrowing capacity of line of credit	11.9	13.5
Puget Sound Energy | Purchase Power Contract | Standby Letters of Credit | Purchase Power Contract 3
Debt Instrument [Line Items]
Current borrowing capacity of line of credit	$ 13.4	$ 11.9